CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)			2 Months Ended	3 Months Ended			5 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2021		Jun. 30, 2021	Sep. 30, 2021		Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Other Income (Expense):
Net loss	$ (8,529)		$ (8,529)				$ (8,529)
Net loss per common unit, basic and diluted				$ (0.00)			$ (0.00)
Weighted-average units used in computing net loss per common unit, basic and diluted	6,875,000	[1]	6,875,000 [1]	6,875,000	[2]		6,875,000 [2]
Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Revenue				$ 149,208,000		$ 135,811,000		$ 419,762,000	$ 410,377,000	$ 539,373,000	$ 509,397,000
Costs and Expenses:
Sales and marketing				3,808,000		3,564,000		10,604,000	10,729,000	14,782,000	17,955,000
Product development				4,827,000		3,659,000		13,350,000	10,893,000	14,857,000	12,305,000
General and administrative				11,561,000		9,842,000		34,968,000	28,623,000	37,754,000	36,547,000
Amortization and depreciation				1,344,000		1,477,000		4,958,000	4,840,000	6,450,000	6,434,000
Total Costs and Expenses				164,651,000		148,280,000		466,265,000	448,758,000	590,774,000	565,091,000
Loss from Operations				(15,443,000)		(12,469,000)		(46,503,000)	(38,381,000)	(51,401,000)	(55,694,000)
Other Income (Expense):
Interest earned						1,000		2,000	7,000	8,000	18,000
Other expense				(326,000)		(272,000)		(730,000)	(730,000)	(427,000)	(562,000)
Interest expense				(2,611,000)		(2,098,000)		(7,461,000)	(5,848,000)	(8,217,000)	(4,580,000)
Total Other Income (Expense)				(2,937,000)		(2,369,000)		2,711,000	(6,571,000)	(8,636,000)	(5,124,000)
Loss Before Income Tax Benefit				18,380,000		14,838,000		43,792,000	44,952,000	(60,037,000)	(60,818,000)
Income Tax Benefit				(252,000)		(362,000)		(961,000)	(1,082,000)	(1,454,000)	(382,000)
Net loss				$ (18,128,000)		$ (14,476,000)		$ (42,831,000)	$ (43,870,000)	$ (58,583,000)	$ (60,436,000)
Net loss per common unit, basic and diluted				$ (0.54)		$ (0.45)		$ (1.30)	$ (1.35)	$ (1.81)	$ (1.90)
Weighted-average units used in computing net loss per common unit, basic and diluted				33,470,258		32,426,264		32,893,635	32,426,264	32,426,264	31,788,163

[1]	Excludes an aggregate of up to 1,031,250 Class B ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full by the underwriters (see Note 8).
[2]	Excluded an aggregate of up to 1,031,250 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The over-allotment option was exercised in full on October 19, 2021; thus, these shares are no longer subject to forfeiture (see Note 5 and Note 8).